SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details Abstract
Derivative Liability	$ 2,572,376		$ 2,572,376		$ 1,243,788	$ 0
Property and equipment estimated useful life					5 years
Potentially dilutive securities					10,015,319	5,142,729
Development and Support	$ 124,550	$ 340,620	$ 531,359	$ 763,168	$ 957,274	$ 595,115
Marketing and advertising expense					$ 17,319	$ 45,316